Unaudited Condensed Consolidated Interim Income Statements R$ in Thousands	3 Months Ended
	Mar. 31, 2024 BRL (R$) R$ / shares	Mar. 31, 2023 BRL (R$) R$ / shares
Profit or loss [abstract]
Net operating revenue	R$ 6,560,246	R$ 5,698,369
Operating costs	(3,975,427)	(3,653,723)
Gross profit	2,584,819	2,044,646
Selling expenses	(210,087)	(225,657)
Allowance for doubtful accounts	(190,518)	(162,805)
Administrative expenses	(538,138)	(284,679)
Other operating income (expenses), net	7,086	14,634
Equity results of investments in affiliaties	8,893	6,334
Profit from operations before financial income (expenses) and income tax and social contribution	1,662,055	1,392,473
Financial expenses	(592,103)	(562,471)
Financial revenues	247,575	219,320
Exchange result, net	6,333	83,623
Financial result, net	(338,195)	(259,528)
Profit before income tax and social contribution	1,323,860	1,132,945
Income tax and social contribution
Current	(517,774)	(383,488)
Deferred	17,209	(2,245)
Total Income tax and social contribution	(500,565)	(385,733)
Profit for the year	R$ 823,295	R$ 747,212
Earnings per share - basic (in reais) | (per share)	R$ 1.20451	R$ 1.09320
Earnings per share - diluted (in reais) | (per share)	R$ 1.20451	R$ 1.09320